Pension And Other Postretirement Employee Benefits (OPEB) Plans (Narrative) (Details) $ in Millions		2 Months Ended	3 Months Ended			6 Months Ended			7 Months Ended	12 Months Ended
		Sep. 30, 2012	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jul. 31, 2012	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets			$ 1,995			$ 1,995	$ 2,023			$ 2,023	$ 1,771
Discount rate		4.15%			4.20%		4.39%	4.98%	5.00%
Earning period										3 years
Cash contributions										$ 86	20	$ 104
Rolling period										4 years
Percentage of gains and losses										25.00%
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate						3.95%
Expected return on plan assets						5.25%
Number of corporate bonds | item										1,160
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets							$ 1,166			$ 1,166	$ 786
EFH Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability							101			$ 101
Discount rate						4.19%
Expected return on plan assets						5.38%
Cash contributions					$ 259
Number of corporate bonds | item										415
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs										$ 1
Defined Benefit Plan, Amortization of Gains (Losses)										$ 63
Defined Benefit Pension Plans For 2015 To 2019 [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional cash contributions						$ 373
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	[1]									4.74%	4.10%	5.00%
Expected return on plan assets										6.47%	6.14%	7.40%
Cash contributions						2				$ 68	$ 9	$ 93
Funded status of plans							(925)			(925)	(586)
Expected funding, 2015							45			45
Expected funding, 2015 to 2019							407			407
Defined Benefit Plan, Amortization of Gains (Losses)			$ (16)	$ (10)		(32)		$ (20)		(39)	(69)	(78)
Additional cash contributions						$ 49
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate						4.23%
Expected return on plan assets						6.65%
Cash contributions						$ 13
Expected funding, 2015							31			31
Expected funding, 2015 to 2019							$ 156			156
Amortization of prior service costs										20
Defined Benefit Plan, Amortization of Gains (Losses)										$ 33
Additional cash contributions						12
OPEB Plan For 2015 To 2019 [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional cash contributions						$ 147
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer										100.00%
Percentage of employee's contribution matched 100% by employer										6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer										75.00%
Percentage of employee's contribution matched 100% by employer										6.00%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions										$ 13	$ 13	$ 12

[1]	As a result of the 2012 amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%. As